NOTE 10 - STOCKHOLDERS' EQUITY (Details) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 29, 2023	Apr. 30, 2018	Jan. 31, 2018	Oct. 16, 2017	Feb. 28, 2017
Preferred Stock, Shares Authorized	75,000,000	75,000,000			75,000,000		75,000,000	75,000,000					75,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,500,000,000	2,500,000,000			2,500,000,000		2,500,000,000	2,500,000,000	2,500,000,000	2,500,000,000	1,000,000,000		500,000,000
Reverse stock split	The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018
Preferred Stock, Shares Outstanding	0	0			0		0	0
Warrants Issued						7,421,544		14,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	23,421,544	23,421,544			23,421,544
Warrants Fully Vested					16,000,000		16,000,000
General and administrative		$ 754,026		$ 485,568	$ 2,977,998	$ 1,744,326	$ 2,283,107	$ 2,584,256
Unvested compensation related to issuances of restricted stock units fair value	$ 353,750	353,750			$ 353,750
Warrants Outstanding							16,000,000
Issuance of common stock-Omnibus Stock Grant and Option Plan								7,500,000
Restricted Stock Units
General and administrative		$ 445,000
Common Stock
Issuance of common stock for services			320,000		320,000		1,000,000
Issuance of common stock for services					340,000		340,000	1,177,778
Issuance of common stock-Note Conversion, shares					340,621	340,621	340,621
Issuance of common stock for services					4,400,000		4,400,000	1,000,000
Issuance of common stock for cash					507,917	507,917	507,917	900,000
Cancelation of common stock for debt					(200,267)	(800,267)	(200,267)
Cancellation of common stock for debt					(600,000)		(600,000)
Issuance of common stock for services						2,000,000	1,000,000	2,000,000
Issuance of common stock for services							6,400,000	3,500,000
Issuance of common stock for debt								1,200,000
Issuance of common stock for services						6,740,000		715,000
Preferred Stock
Issuance of common stock-Share Conversion Agreements					15,592,986		15,592,986
Issuance of common stock-Share Conversion Agreements, Retired					467,057		467,057
Series A Preferred Stock
Preferred Stock, Shares Authorized												1,333,334	25,000,000